Form N-1A Cover	May 20, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HARBOR ETF TRUST
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	May 20, 2026
Prospectus Date	Jun. 02, 2026